Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,802,000.00
Previously Paid Amount	0.00
Total Fee Amount	386.96
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 386.96
Narrative - Max Aggregate Offering Price	$ 2,802,000.00
Final Prospectus	true